STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Automobiles & Components - 2.8%
Delphi Technologies	218,598	[a]	4,210,197
Visteon	13,132	[a,b]	884,440
			5,094,637
Banks - 6.9%
Ameris Bancorp	37,293	[b]	1,281,015
Atlantic Capital Bancshares	77,239	[a]	1,377,171
First BanCorp	313,126		3,588,424
First Interstate BancSystem, Cl. A	62,288		2,480,308
First Merchants	36,455		1,343,367
Union Bankshares	84,040		2,717,013
			12,787,298
Capital Goods - 4.0%
Capitol Investment Corp. IV	127,394	[a]	1,346,555
Simpson Manufacturing	21,853		1,295,227
Tennant	25,609		1,590,063
TPG Pace Holdings	89,822	[a]	966,485
TPI Composites	31,854	[a]	911,661
Wesco Aircraft Holdings	133,009	[a]	1,169,149
			7,279,140
Commercial & Professional Services - 1.5%
Covanta Holding	161,480	[b]	2,795,219
Consumer Durables & Apparel - 4.3%
Century Communities	46,661	[a,b]	1,118,464
G-III Apparel Group	44,588	[a]	1,781,736
KB Home	64,097		1,549,224
Skyline Champion	132,206	[a]	2,511,914
TopBuild	16,046	[a]	1,040,102
			8,001,440
Consumer Services - 6.5%
Adtalem Global Education	80,114	[a]	3,710,880
Dave & Buster's Entertainment	69,376	[b]	3,459,781
OneSpaWorld Holdings	210,688	[a,b]	2,877,998
Penn National Gaming	95,555	[a,b]	1,920,656
			11,969,315
Diversified Financials - 5.9%
Green Dot, Cl. A	48,688	[a]	2,952,927
OneMain Holdings	128,223		4,071,080
PJT Partners, CI. A	30,319		1,267,334

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Diversified Financials - 5.9% (continued)
SLM	260,779		2,584,320
			10,875,661
Energy - 11.1%
Ardmore Shipping	141,898	[a,b]	874,092
Comstock Resources	134,609	[a,b]	932,840
Delek US Holdings	109,365	[b]	3,983,073
Euronav	102,198		832,914
GasLog	61,365	[b]	1,071,433
Green Plains	187,320	[b]	3,124,498
Laredo Petroleum	353,485	[a,b]	1,092,269
Navigator Holdings	45,085	[a]	495,935
PBF Energy, Cl. A	74,429		2,317,719
Scorpio Tankers	131,392	[b]	2,606,817
Select Energy Services, Cl. A	255,961	[a,b]	3,076,651
			20,408,241
Food & Staples Retailing - .3%
US Foods Holding	15,566	[a]	543,409
Food, Beverage & Tobacco - 1.1%
Darling Ingredients	91,046	[a]	1,971,146
Health Care Equipment & Services - 2.4%
AxoGen	109,831	[a,b]	2,313,041
Evolent Health, Cl. A	165,206	[a,b]	2,078,291
			4,391,332
Materials - 13.4%
Alamos Gold, CI. A	805,970		4,094,328
Cabot	98,654		4,106,966
Eagle Materials	40,835		3,442,391
IAMGOLD	662,009	[a]	2,297,171
Louisiana-Pacific	24,510		597,554
Methanex	25,165		1,430,882
OMNOVA Solutions	362,520	[a]	2,544,890
Orion Engineered Carbons	74,333		1,411,584
TimkenSteel	93,126	[a,b]	1,011,348
US Concrete	91,980	[a,b]	3,809,812
			24,746,926
Media & Entertainment - 5.2%
Criteo, ADR	149,819	[a]	3,000,875
Gray Television	63,759	[a,b]	1,361,892
Nexstar Media Group, Cl. A	27,073	[b]	2,933,901
Sinclair Broadcast Group, Cl. A	59,807		2,301,373
			9,598,041
Pharmaceuticals Biotechnology & Life Sciences - 12.4%
Aerie Pharmaceuticals	68,971	[a,b]	3,276,123
DBV Technologies, ADR	185,432	[a,b]	1,429,681

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 12.4% (continued)
Flexion Therapeutics	136,434	[a,b]	1,702,696
G1 Therapeutics	54,794	[a,b]	909,580
Revance Therapeutics	224,787	[a,b]	3,542,643
SAGE Therapeutics	15,313	[a,b]	2,435,533
TherapeuticsMD	1,222,305	[a]	5,952,625
Zogenix	66,657	[a,b]	3,666,802
			22,915,683
Software & Services - 8.4%
Bottomline Technologies De	19,396	[a]	971,546
Cardtronics, Cl. A	125,584	[a]	4,468,279
Cloudera	154,274	[a]	1,687,758
CommVault Systems	29,071	[a]	1,882,057
EVERTEC	46,532		1,294,055
Talend, ADR	100,216	[a]	5,067,923
			15,371,618
Technology Hardware & Equipment - 2.9%
Ciena	144,545	[a]	5,397,310
Transportation - 9.4%
Covenant Transportation Group, Cl. A	18,714	[a]	355,192
Knight-Swift Transportation Holdings	120,556	[b]	3,939,770
Mesa Air Group	94,313		786,570
Scorpio Bulkers	274,588	[b]	1,054,418
SkyWest	96,425		5,234,913
US Xpress Enterprises, Cl. A	70,314	[b]	464,776
Werner Enterprises	157,450	[b]	5,376,917
			17,212,556
Total Common Stocks (cost $181,921,206)			181,358,972

Exchange-Traded Funds - ..5%
Registered Investment Companies - .5%
iShares Russell 2000 ETF (cost $900,593)	6,019	[b]	921,449
	Number of Rights
Rights - .1%
Materials - .1%
Pan American Silver (cost $680,540)	783,177	[c]	234,953

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,750,782)	2.46	2,750,782	[d]	2,750,782

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,567,873)	2.46	2,567,873	[d]	2,567,873
Total Investments (cost $188,820,994)		102.0%		187,834,029
Liabilities, Less Cash and Receivables		(2.0%)		(3,760,349)
Net Assets		100.0%		184,073,680

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2019, the value of the fund’s securities on loan was $42,386,586 and the value of the collateral held by the fund was $43,099,842, consisting of cash collateral of $2,567,873 and U.S. Government & Agency securities valued at $40,531,969.

c The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At March 31, 2019, the value of this security amounted to $234,953 or .13% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	181,358,972	-	-	181,358,972
Exchange-Traded Funds	921,449	-	-	921,449
Investment Companies	5,318,655	-	-	5,318,655
Rights†	-	234,953††	-	234,953

† See Statement of Investments for additional detailed categorizations.

† † Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the

NOTES

market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2019, accumulated net unrealized depreciation on investments was $986,965, consisting of $20,063,208 gross unrealized appreciation and $21,050,173 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.